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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                       Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through December 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                     Pioneer Protected Principal
                     Plus Fund
--------------------------------------------------------------------------------
                     Annual Report | December 31, 2008
--------------------------------------------------------------------------------

                     Ticker Symbols:
                     Class A   PPPAX
                     Class B   PPPBX
                     Class C   PPPCX

                     [LOGO]PIONEER
                     Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             7
Prices and Distributions                                      8
Performance Update                                            9
Comparing Ongoing Fund Expenses                              15
Schedule of Investments                                      17
Financial Statements                                         18
Notes to Financial Statements                                25
Report of Independent Registered Public Accounting Firm      33
Trustees, Officers and Service Providers                     35


           Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,


/s/Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


           Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    3

Portfolio Management Discussion | 12/31/08

In the following interview, Walter Hunnewell, Jr., portfolio manager and a member of the equity portfolio management team, and Richard Schlanger, the debt securities portfolio manager, discuss the strategy and factors that influenced the Fund's performance during the 12-month period ended December 31, 2008.

Q  How did the Fund perform over the 12-month period ended December 31, 2008?

A For the 12 months ended December 31, 2008, the Pioneer Protected Principal Plus Fund's Class A shares had a total return of -2.61% at net asset value, outperforming the -36.99% return over the same period for the Standard & Poor's 500 Index (the S&P 500), the Fund's equity benchmark, and underperforming the 5.08% return of the Barclays Capital Intermediate Government/ Credit Bond Index, the Fund's fixed-income benchmark. The Fund outperformed the -17.21% average return of the 431 funds in Lipper Analytical Services' Mixed-Asset Target Allocation Conservative Funds category.

Q What was the investment environment like during the 12-month period ended December 31, 2008?

A It was a very difficult investment environment, as the subprime mortgage crisis, which began in 2007, led to a series of events that resulted in a loss of confidence in both the equity and fixed-income markets. When homeowners holding subprime mortgages began to default on their loans early in the period, investors in mortgage securities that were backed by the loans were forced to mark down the value of their assets. The problems in the subprime mortgage sector led to a seizing up of credit, a near collapse of the banking system and intervention by the U.S. government.

   Some of the biggest holders of mortgage-backed securities were global commercial banks and investment banks such as Bear Stearns, which the government guided into a merger with JP Morgan Chase, and Lehman Brothers, which went into bankruptcy. In addition, the Federal Housing Finance Agency took control of Fannie Mae and Freddie Mac by placing the two government-sponsored enterprises into conservatorship. Together, Fannie Mae and Freddie Mac own or guarantee about half of the country's $12 trillion in mortgages.

   In this environment, investors rapidly sold off securities with even the slightest amount of risk. The selloff established very low market prices for the securities; and because of mark-to-market accounting (an accounting practice that estimates the value of securities based on market price, rather


4    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08
   than on their intrinsic value), prices declined significantly, which caused the capital bases of investment firms and banks to fall. Even money market funds saw their assets decline. In the equity markets, stocks lost substantial value across the board, and the S&P 500 Index posted its third-biggest decline in history for the 12 months ended December 31, 2008. In the fixed-income markets, investors rejected virtually all counterparty risk (the risk that borrowers would default on their obligations) and fled to the safety of short-term U.S. Treasury securities -- a trend that had begun in the summer of 2007 when the significance of the subprime mortgage problem became known. As a result, the yield on the three-month Treasury bill declined nearly to zero as Treasury prices soared.

Q How did the decline in Treasury yields affect the Fund during the 12-month period ended December 31, 2008?

A Because of the significant decline in yields on U.S. Treasury securities over the past 18 months, in December 2008 the Fund was required to move all of its assets into a defeasance portfolio until the Guarantee Period ends on December 21, 2009. This means that the Fund's assets were invested strictly in zero-coupon U.S. government securities and cash or cash equivalents, without any allocation to equity securities. The Fund is required to invest in a defeasance portfolio under the terms of a financial warranty arrangement with Main Place Funding, LLC. The financial warranty arrangement with Main Place supports the Fund's ability to provide the Guaranteed Amount that is equal to your net investment plus a minimum annual return of 2.00% for Class A Shares, and 1.25% for Class B and Class
   C shares (not including the effect of sales charges), provided you remain invested for the seven-year period and reinvest all dividends and distributions.

   From the beginning of the Guarantee Period in December 2002 through October 2008, the Fund's assets were allocated between fixed-income and equity securities in accordance with a prescribed asset-allocation methodology based on a number of factors, including the prevailing interest-rate environment and stock market volatility. The key factor in determining the extent to which the Fund could invest in equity securities was the prevailing level of interest rates. When interest rates declined, a greater allocation to fixed-income securities was required to help ensure that the Fund has sufficient assets at the end of the Guarantee Period to provide each investor with the Guaranteed Amount.

   The move to a defeasance portfolio is permanent until the end of the Guarantee Period on December 21, 2009. The Fund's assets will remain in zero-coupon U.S. government securities and cash or cash equivalents; and should there be a recovery in the equity markets, the Fund will not participate in it. This may in fact represent a loss of opportunity, or opportunity cost, compared to a fund that is invested in equity securities. The Fund will not be


           Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    5
   able to invest in equity securities until December 21, 2009, even if interest rates rise or the equity markets improve.

   Pioneer Investments will limit the ordinary operating expenses for the defeasance portfolio, on an annual basis, to 1.65% for Class A shares and 2.40% for Class B and Class C shares.


Please refer to the Schedule of Investments on page 17 for a full listing of Fund securities.

The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven-year guarantee period will reduce their guaranteed amount. Due to a financial warranty fee, the Fund's expenses are higher than those of most other mutual funds.

Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Portfolio Summary | 12/31/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Government Obligations                      100.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total portfolio investments)


[The following data was represented as a pie chart in the printed material]

Government                                       100.0%


Holdings
--------------------------------------------------------------------------------

1.   U.S. Treasury Strip, 0.0%, 11/15/09       100.00%



           Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    7

Prices and Distributions | 12/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

---------------------------------------------
     Class          12/31/08         12/31/07
---------------------------------------------
       A            $ 9.03            $ 9.45
---------------------------------------------
       B            $ 9.07            $ 9.47
---------------------------------------------
       C            $ 9.12            $ 9.53
---------------------------------------------

Distributions per Share: 1/1/08-12/31/08
--------------------------------------------------------------------------------

---------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
---------------------------------------------------------------------
       A            $ 0.1735              $ --              $ --
---------------------------------------------------------------------
       B            $ 0.0903              $ --              $ --
---------------------------------------------------------------------
       C            $ 0.1016              $ --              $ --
---------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The Indices defined here pertain to the "Value of $10,000 Investment" charts on pages 9-14.


8    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                          Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Intermediate Government/Credit Bond Index.


Average Annual Total Returns
(As of December 31, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 Life-of-Class
 (11/1/02)                               2.13%           1.16%
 5 Years                                 1.84            0.64
 1 Year                                 -2.61           -8.24
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
-------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                         2.00%           1.70%
------------------------------------------------------------------


[The following data was represented as a mountain graph in the printed material]

                                               Barclays
               Pioneer                         Capital
              Protected                      Intermediate
              Principal        S&P 500    Government/Credit
              Plus Fund         Index         Bond Index
11/02            9,425           10,000          100,00
12/02            9,509           10,185           9,413
                 9,801           10,418          12,111
12/04           10,062           10,661          13,428
                10,065           10,841          14,087
12/06           10,623           11,257          16,310
                11,022           12,210          17,206
12/08           10,734           13,484          10,841


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class A Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.


           Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    9

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.


10    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                          Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Intermediate Government/Credit Bond Index.


Average Annual Total Returns
(As of December 31, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 Life-of-Class
 (11/1/02)                                 1.40%         1.40%
 5 Years                                   1.10          1.10
 1 Year                                   -3.27         -7.10
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           2.71%         2.41%
----------------------------------------------------------------


[The following data was represented as a mountain graph in the printed material]

                                               Barclays
               Pioneer                         Capital
              Protected                      Intermediate
              Principal        S&P 500    Government/Credit
              Plus Fund         Index         Bond Index
11/02           10,000           10,000         10,000
12/02           10,083           10,185          9,413
                10,314           10,418         12,111
12/04           10,515           10,661         13,428
                10,431           10,841         14,087
12/06           10,936           11,257         16,310
                11,262           12,210         17,206
12/08           10,894           13,484         10,841



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class B shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    11

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.


12    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                          Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Intermediate Government/Credit Bond Index.


                  Average Annual Total Returns
                   (As of December 31, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 Life-of-Class
 (11/1/02)                            1.41%           1.41%
 5 Years                              1.12            1.12
 1 Year                              -3.24           -3.24
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                     Gross             Net
----------------------------------------------------------------
                                      3.15%           2.85%
----------------------------------------------------------------


[The following data was represented as a mountain graph in the printed material]

                                               Barclays
               Pioneer                         Capital
              Protected                      Intermediate
              Principal        S&P 500     Government/Credit
              Plus Fund         Index         Bond Index
11/02           10,000          10,000          10,000
12/02           10,074          10,185           9,413
                10,316          10,418          12,111
12/04           10,509          10,661          13,428
                10,432          10,841          14,087
12/06           10,939          11,257          16,310
                11,268          12,210          17,206
12/08           10,904          13,484          10,841


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class C shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    13
the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.


14    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on actual returns from July 1, 2008 through December 31, 2008.


---------------------------------------------------------------------
Share Class                     A                B                C
---------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------
 Ending Account          $   991.75       $   988.15       $   988.36
 Value on 12/31/08
---------------------------------------------------------------------
 Expenses Paid           $    10.21       $    13.94       $    13.96
 During Period*
---------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.04%, 2.79% and 2.74%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2008 through December 31, 2008.


---------------------------------------------------------------------
Share Class                     A                B                C
---------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------
 Ending Account          $ 1,014.88       $ 1,011.11       $ 1,011.36
 Value on 12/31/08
---------------------------------------------------------------------
 Expenses Paid           $    10.33       $    14.10       $    13.85
 During Period*
---------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.04%, 2.79% and 2.74%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


16    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Schedule of Investments | 12/31/08


----------------------------------------------------------------------------------------
                 S&P/Moody's
Principal        Ratings
Amount          (unaudited)                                                  Value
----------------------------------------------------------------------------------------
                              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.2%
$ 26,085,000       AAA/Aaa    U.S. Treasury Strip, 0.0%, 11/15/09            $25,841,210
----------------------------------------------------------------------------------------
                              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                              (Cost $25,253,621)                             $25,841,210
----------------------------------------------------------------------------------------
                              TOTAL INVESTMENT IN SECURITIES -- 100.2%
                              (Cost $25,253,621) (a)                         $25,841,210
----------------------------------------------------------------------------------------
                              OTHER ASSETS AND LIABILITIES -- (0.2)%         $   (57,237)
----------------------------------------------------------------------------------------
                              TOTAL NET ASSETS -- 100.0%                     $25,783,973
========================================================================================

(a) At December 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $25,632,901 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $208,309
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                   --
                                                                                   --------
       Net unrealized gain                                                         $208,309
                                                                                  =========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2008 aggregated $11,489,320 and $19,674,030, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:



-----------------------------------------------------------------
                                                    Investments
 Valuation Inputs                                   in Securities
-----------------------------------------------------------------
 Level 1 -- Quoted Prices                           $        --
 Level 2 -- Other Significant Observable Inputs      25,841,210
 Level 3 -- Significant Unobservable Inputs                  --
-----------------------------------------------------------------
    Total                                           $25,841,210
=================================================================


The accompanying notes are an integral part of these financial statements.
          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    17

Statement of Assets and Liabilities | 12/31/08


ASSETS:
  Investment in securities (cost $25,253,621)            $25,841,210
  Cash                                                        92,285
  Receivables --
   Foreign taxes withheld                                        471
   Due from Pioneer Investment Management, Inc.               19,555
  Other                                                          160
---------------------------------------------------------------------
     Total assets                                        $25,953,681
---------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                               $    73,544
  Due to affiliates                                            7,985
  Accrued expenses                                            88,179
---------------------------------------------------------------------
     Total liabilities                                   $   169,708
---------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                        $27,424,132
  Undistributed net investment income                          3,380
  Accumulated net realized loss on investments            (2,231,128)
  Net unrealized gain on investments                         587,589
---------------------------------------------------------------------
     Total net assets                                    $25,783,973
=====================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $8,049,086/891,302 shares)           $      9.03
  Class B (based on $14,063,835/1,550,431 shares)        $      9.07
  Class C (based on $3,671,052/402,666 shares)           $      9.12
MAXIMUM OFFERING PRICE:
  Class A ($9.03 [divided by] 94.25%)                    $      9.58
=====================================================================



The accompanying notes are an integral part of these financial statements.
18    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Statement of Operations

For the Year Ended 12/31/08



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,863)          $  86,816
  Interest                                                     1,006,901
  Income from securities loaned, net                               3,702
--------------------------------------------------------------------------------------------
     Total investment income                                                    $  1,097,419
--------------------------------------------------------------------------------------------
EXPENSES:
  Financial warranty fee                                       $ 255,437
  Management fees                                                111,305
  Transfer agent fees
   Class A                                                        13,819
   Class B                                                        16,816
   Class C                                                         3,202
  Distribution fees
   Class A                                                        21,348
   Class B                                                       168,851
   Class C                                                        41,289
  Shareholder communications expense                              24,183
  Administrative fees                                              9,013
  Custodian fees                                                  48,722
  Professional fees                                               42,259
  Printing expense                                                21,284
  Fees and expenses of nonaffiliated trustees                      7,144
  Miscellaneous                                                    1,985
--------------------------------------------------------------------------------------------
     Total expenses                                                             $    786,657
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                           (19,555)
     Less fees paid indirectly                                                          (878)
--------------------------------------------------------------------------------------------
     Net expenses                                                               $    766,224
--------------------------------------------------------------------------------------------
       Net investment income                                                    $    331,195
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                              $ (1,001,145)
  Change in net unrealized loss on investments                                      (273,693)
--------------------------------------------------------------------------------------------
  Net loss on investments                                                       $ (1,274,838)
--------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                          $   (943,643)
=============================================================================================



The accompanying notes are an integral part of these financial statements.
          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    19

Statement of Changes in Net Assets

For the Years Ended 12/31/08 and 12/31/07, respectively



-------------------------------------------------------------------------------------------
                                                            Year Ended         Year Ended
                                                             12/31/08           12/31/07
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $   331,195        $    389,982
Net realized gain (loss) investments                        (1,001,145)          1,816,127
Change in net unrealized loss on investments                  (273,693)           (832,953)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $  (943,643)       $  1,373,156
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.16 per share, respectively)       $  (152,440)       $   (176,302)
   Class B ($0.09 and $0.08 per share, respectively)          (140,091)           (174,743)
   Class C ($0.10 and $0.08 per share, respectively)           (40,510)            (38,248)
Net realized gain:
   Class A ($0.00 and $0.64 per share, respectively)                --            (675,854)
   Class B ($0.00 and $0.64 per share, respectively)                --          (1,285,827)
   Class C ($0.00 and $0.64 per share, respectively)                --            (298,313)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $  (333,041)       $ (2,649,287)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Reinvestment of distributions                                  294,259           2,554,283
Cost of shares repurchased                                  (7,659,862)        (13,122,875)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                    $(7,365,603)       $(10,568,592)
-------------------------------------------------------------------------------------------
   Net decrease in net assets                              $(8,642,287)       $(11,844,723)
-------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                           34,426,260          46,270,983
-------------------------------------------------------------------------------------------
End of year                                                $25,783,973        $ 34,426,260
-------------------------------------------------------------------------------------------
Undistributed net investment income                        $     3,380        $      5,226
-------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
20    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

---------------------------------------------------------------------------------------------------
                                    '08 Shares        '08 Amount        '07 Shares    '07 Amount
---------------------------------------------------------------------------------------------------
Class A
Reinvestment of distributions          14,904        $    134,589          90,616      $   877,273
Less shares repurchased              (221,910)         (2,072,867)       (458,011)      (4,616,305)
---------------------------------------------------------------------------------------------------
   Net decrease                      (207,006)       $ (1,938,278)       (367,395)     $(3,739,032)
===================================================================================================
Class B
Reinvestment of distributions          13,343        $    121,017         139,373      $ 1,338,795
Less shares repurchased              (517,032)         (4,809,061)       (663,041)      (6,649,564)
---------------------------------------------------------------------------------------------------
   Net decrease                      (503,689)       $ (4,688,044)       (523,668)     $(5,310,769)
===================================================================================================
Class C
Reinvestment of distributions           4,238        $     38,653          35,005      $   338,215
Less shares repurchased               (83,101)           (777,934)       (183,593)      (1,857,006)
---------------------------------------------------------------------------------------------------
   Net decrease                       (78,863)       $   (739,281)       (148,588)     $(1,518,791)
===================================================================================================


The accompanying notes are an integral part of these financial statements.
          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    21

Financial Highlights

-------------------------------------------------------------------------------------------------
                                                                        Year Ended     Year Ended
                                                                         12/31/08       12/31/07
Class A
Net asset value, beginning of period                                     $  9.45        $  9.88
-------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                   $  0.17        $  0.16
 Net realized and unrealized gain (loss) on investments                    (0.42)          0.21
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (0.25)       $  0.37
Distributions to shareowners:
 Net investment income                                                     (0.17)         (0.16)
 Net realized gain                                                            --          (0.64)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.42)       $ (0.43)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.03        $  9.45
=================================================================================================
Total return*                                                              (2.61)%         3.76%
Ratio of net expenses to average net assets+                                2.04%          1.99%
Ratio of net investment income to average net assets+                       1.62%          1.46%
Portfolio turnover rate                                                       38%            50%
Net assets, end of period (in thousands)                                 $ 8,049        $10,376
Ratios with no waiver of fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               2.14%          2.00%
 Net investment income                                                      1.52%          1.45%
Ratios with waiver of fees and assumptions of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               2.04%          2.00%
 Net investment income                                                      1.62%          1.45%
=================================================================================================



Financial Highlights

----------------------------------------------------------------------------------------------------------------
                                                                        Year Ended     Year Ended     Year Ended
                                                                         12/31/06       12/31/05       12/31/04
----------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $  9.69        $  10.10       $  10.21
----------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                   $  0.16        $   0.16       $   0.16
 Net realized and unrealized gain (loss) on investments                     0.37           (0.16)          0.11
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  0.53        $   0.00       $   0.27
Distributions to shareowners:
 Net investment income                                                     (0.15)          (0.16)         (0.16)
 Net realized gain                                                         (0.19)          (0.25)         (0.22)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  0.19        $  (0.41)      $  (0.11)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.88        $   9.69       $  10.10
================================================================================================================
Total return*                                                               5.54%           0.03%          2.63%
Ratio of net expenses to average net assets+                                2.10%           2.10%          2.07%
Ratio of net investment income to average net assets+                       1.38%           1.35%          1.35%
Portfolio turnover rate                                                       21%             31%            39%
Net assets, end of period (in thousands)                                 $14,480        $ 20,876       $ 31,045
Ratios with no waiver of fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               2.12%           2.17%          2.07%
 Net investment income                                                      1.36%           1.27%          1.35%
Ratios with waiver of fees and assumptions of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               2.10%           2.10%          2.07%
 Net investment income                                                      1.38%           1.35%          1.35%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

22  Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08


-------------------------------------------------------------------------------------------------
                                                                        Year Ended     Year Ended
                                                                         12/31/08       12/31/07
-------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                     $  9.47        $  9.90
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.10        $  0.08
 Net realized and unrealized gain (loss) on investments                    (0.41)          0.21
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (0.31)       $  0.29
Distributions to shareowners:
 Net investment income                                                     (0.09)         (0.08)
 Net realized gain                                                            --          (0.64)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.40)       $ (0.43)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.07        $ 9.47
=================================================================================================
Total return*                                                              (3.27)%         2.98%
Ratio of net expenses to average net assets+                                2.79%          2.71%
Ratio of net investment income (loss) to average net assets+                0.87%          0.75%
Portfolio turnover rate                                                       38%            50%
Net assets, end of period (in thousands)                                 $14,064        $19,461
Ratios with no waiver of fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               2.83%          2.71%
 Net investment income                                                      0.82%          0.75%
Ratios with waiver of fees and assumptions of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               2.79%          2.71%
 Net investment income                                                      0.87%          0.75%
=================================================================================================




----------------------------------------------------------------------------------------------------------------
                                                                        Year Ended     Year Ended     Year Ended
                                                                         12/31/06       12/31/05       12/31/04
----------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                     $  9.70        $ 10.11       $  10.21
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.08        $  0.07       $  0.07
 Net realized and unrealized gain (loss) on investments                     0.39          (0.15)         0.13
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  0.47        $ (0.08)      $   0.20
Distributions to shareowners:
 Net investment income                                                     (0.08)         (0.08)         (0.08)
 Net realized gain                                                         (0.19)         (0.25)         (0.22)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  0.20        $ (0.41)      $  (0.10)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.90        $  9.70       $  10.11
===============================================================================================================
Total return*                                                               4.84%        (0.80)%          1.94%
Ratio of net expenses to average net assets+                                2.81%          2.85%          2.80%
Ratio of net investment income (loss) to average net assets+                0.67%          0.60%          0.62%
Portfolio turnover rate                                                       21%            31%            39%
Net assets, end of period (in thousands)                                 $25,521        $33,349       $ 46,454
Ratios with no waiver of fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               2.81%          2.90%          2.80%
 Net investment income                                                      0.67%          0.54%          0.62%
Ratios with waiver of fees and assumptions of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               2.81%          2.85%          2.80%
 Net investment income                                                      0.67%          0.59%          0.62%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

            Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08  23


-------------------------------------------------------------------------------------------------
                                                                        Year Ended     Year Ended
                                                                        12/31/08       12/31/07
-------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                     $  9.53        $  9.95
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.10        $  0.08
 Net realized and unrealized gain (loss) on investments                    (0.41)          0.22
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (0.31)       $  0.30
Distributions to shareowners:
 Net investment income                                                     (0.10)         (0.08)
 Net realized gain                                                            --          (0.64)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.41)       $ (0.42)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.12        $ 9.53
=================================================================================================
Total return*                                                              (3.24)%         3.01%
Ratio of net expenses to average net assets+                                2.74%          2.75%
Ratio of net investment income to average net assets+                       0.91%          0.71%
Portfolio turnover rate                                                       38%            50%
Net assets, end of period (in thousands)                                 $ 3,671        $ 4,589
Ratios with no waiver of fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               2.80%          2.75%
 Net investment income                                                      0.85%          0.71%
Ratios with waiver of fees and assumptions of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               2.74%          2.74%
 Net investment income                                                      0.91%          0.72%
=================================================================================================



Financial Highlights (continued)

---------------------------------------------------------------------------------------------------------------
                                                                       Year Ended     Year Ended     Year Ended
                                                                        12/31/06       12/31/05       12/31/04
---------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                     $  9.75        $ 10.14       $  10.23
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.08        $  0.07       $   0.08
 Net realized and unrealized gain (loss) on investments                     0.39          (0.15)          0.11
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  0.47        $ (0.08)      $   0.19
Distributions to shareowners:
 Net investment income                                                     (0.08)         (0.06)         (0.06)
 Net realized gain                                                         (0.19)         (0.25)         (0.22)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  0.20        $ (0.39)      $  (0.09)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.95        $  9.75       $  10.14
===============================================================================================================
Total return*                                                               4.86%         (0.74)%         1.85%
Ratio of net expenses to average net assets+                                2.77%          2.85%          2.81%
Ratio of net investment income to average net assets+                       0.71%          0.59%          0.60%
Portfolio turnover rate                                                       21%            31%            39%
Net assets, end of period (in thousands)                                 $ 6,271        $ 8,597       $ 14,700
Ratios with no waiver of fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               2.77%          3.02%          2.81%
 Net investment income                                                      0.71%          0.42%          0.60%
Ratios with waiver of fees and assumptions of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               2.77%          2.85%          2.81%
 Net investment income                                                      0.71%          0.59%          0.60%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

24  Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Notes to Financial Statements | 12/31/08

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the "Fund"), organized as a Delaware statutory trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009 (the "Maturity Date"), and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.00% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that Pioneer Investment Management, Inc. (PIM) is obligated to pay under the Financial Warranty Agreement (see Note
3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    25
shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to this document when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2008, there were


26    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08
   no securities that were valued using fair value methods. Temporary cash investments are valued at amortized cost, which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/amortized into interest income for financial purposes. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2008, the Fund had a net capital loss carryforward of $1,814,026, which will expire in 2016 if not utilized.

   The Fund has elected to defer $37,822 of capital losses recognized between November 1, 2008 and December 31, 2008 to its fiscal year ending December 31, 2009.

   The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:



---------------------------------------------------------
                                   2008            2007
---------------------------------------------------------
   Distributions paid from:
   Ordinary income                $333,041     $  441,038
   Long-term capital gain               --      2,208,249
---------------------------------------------------------
     Total                        $333,041     $2,649,287
=========================================================


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    27

  The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008.



-----------------------------------------------------
                                              2008
   Distributable earnings:
   Undistributed ordinary income        $      3,380
   Capital loss carryforward              (1,814,026)
   Post-October loss deferred                (37,822)
   Unrealized appreciation                   208,309
-----------------------------------------------------
     Total                              $ (1,640,159)
=====================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned no underwriting commission on the sale of Class A shares during the year ended December 31, 2008.


D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the


28    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08
   investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Under the terms of the Financial Warranty Agreement (see Note 3), the Fund has been required to invest until Maturity Date all of its assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests and pay fund expenses), without any allocation to equity securities. Since all of the Fund's assets are irreversibly invested in zero coupon U.S. government securities and cash or cash equivalents until the Maturity Date, the Fund will not participate in the performance of the equity markets during that time. The Fund will not be able to invest in equity securities even if interest rates go up and/or the equity markets improve.

As a consequence of the Fund having been required to invest solely in a defeasance portfolio until the Maturity Date, PIM has reduced its management fee to 0.20% of average daily net assets. In addition, PIM has agreed to limit the Fund's ordinary operating expenses, on an annual basis, to 1.65% for Class A shares, 2.40% for Class B shares and 2.40% for Class C shares. The fee is computed daily and paid monthly. The Fund's effective ordinary operating expense rates for the year ended December 31, 2008 are 2.04% for Class A shares, 2.79% for Class B shares and 2.74% for Class C shares.

Prior to August 1, 2006, the Fund paid PIM an annual management fee of 0.70% of the Fund's average daily net assets. From August 1, 2006, until the Fund was required to invest in a defeasance portfolio, PIM contractually agreed to limit its management fee during the Guarantee Period to 0.40% of the Fund's average net assets. The Fund's effective management fee for the year ended December 31, 2008 was 0.37% of the Fund's average net assets. PIM had contractually agreed until the Maturity Date to limit the Fund's ordinary operating expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    29

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $157 in management fees, administrative costs and certain other fees payable to PIM at December 31, 2008.


3. Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and that Main Place Funding LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation. As of December 31, 2008, Bank of America Corporation was rated Aa2 by Moody's Investors Service, Inc. and A+ by Standard & Poor's.


4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates.

In addition, The Fund paid out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the year ended December 31, 2008, out-of-pocket expenses were as follows:



-------------------------------------------
Shareholder Communications:
-------------------------------------------
   Class A                          $ 8,571
   Class B                           12,842
   Class C                            2,770
-------------------------------------------
     Total                          $24,183
===========================================

30    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $7,288 in transfer agent fees and shareholder communication expense payable to PIMSS at December 31, 2008.


5. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to Affiliates" is $540 in distribution fees payable to PFD at December 31, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD, the principal underwriter of the Fund and a wholly owned indirect subsidiary of UniCredit. For the year ended December 31, 2008, CDSCs in the amount of $30,339 were paid to PFD.


6. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2008, expenses were reduced by $878 under such arrangements.


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    31

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


32    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Protected Principal Trust and the Shareowners of Pioneer Protected Principal Plus Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Protected Principal Plus Fund, one of the portfolios constituting the Pioneer Protected Principal Trust (the "Trust"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Protected Principal Plus Fund of the Pioneer Protected Principal Trust at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/Ernst & Young LLP

Boston, Massachusetts
February 18, 2009

          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    33

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 91.8% and 0%, respectively.


34    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    35

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Other
                                                                                                                   Directorships
                            Position Held           Length of Service         Principal Occupation                 Held by
 Name and Age               with the Fund           and Term of Office        During Past Five Years               this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Chairman of the Board,  Trustee since 2001.       Deputy Chairman and a Director of    None
                            Trustee and President   Serves until a successor  Pioneer Global Asset Management
                                                    trustee is elected or     S.p.A. ("PGAM"); Non-Executive
                                                    earlier retirement or     Chairmen and a Director of Pioneer
                                                    removal.                  Investment Management USA Inc.
                                                                              ("PIM-USA"); Chairman and a
                                                                              Director of Pioneer, Chairman and
                                                                              Director of Pioneer Institutional
                                                                              Asset Management, Inc. (since
                                                                              2006); Director of Pioneer
                                                                              Alternative Investment Management
                                                                              Limited (Dublin); President and a
                                                                              Director of Pioneer Alternative
                                                                              Investment Management (Bermuda)
                                                                              Limited and affiliated funds;
                                                                              Director of PIOGLOBAL Real Estate
                                                                              Investent Fund (Russia) (until June
                                                                              2006); Director of Nano-C, Inc.
                                                                              (since 2003); Director of Cole
                                                                              Management Inc. (Since 2004);
                                                                              Director of Fiduclary Counseling,
                                                                              Inc.; President and Director of
                                                                              Pioneer Funds Distributor, Inc.
                                                                              ("PFD") (until May 2006); President
                                                                              of all of the Pioneer Funds; and Of
                                                                              Counsel, Wilmer Cutler Pickering
                                                                              Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive   Trustee since 2007.       Director, CEO and President of       None
                            Vice President          Serves until a successor  Pioneer Investment Management USA
                                                    trustee is elected or     Inc. (Since February 2007);
                                                    earlier retirement or     Director and President of Pioneer
                                                    removal.                  Investment Mnanagement, Inc. and
                                                                              Pioneer Institutional Asset
                                                                              Management, Inc. (since February
                                                                              2007); Executive Vice President of
                                                                              all of the Pioneer Funds (since
                                                                              March 2007); Director of Pioneer
                                                                              Global Asset Management S.p.A.
                                                                              (since April 2007); Head of New
                                                                              Markets Division, Pioneer Global
                                                                              Asset Management S.p.A. (2000-2007)
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.




36  Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Independent Trustees

----------------------------------------------------------------
                     Position Held    Length of Service
 Name and Age        with the Fund    and Term of Office
----------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 2001.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------



Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
 Name and Age        Principal Occupation During Past Five Years                          Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                     dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott Interna-
                     advisory firm)                                                       tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Company
                                                                                          Institute
-------------------------------------------------------------------------------------------------------------------------

               Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08
37

----------------------------------------------------------------------
                            Position Held   Length of Service
 Name and Age               with the Fund   and Term of Office
----------------------------------------------------------------------
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 2001.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 2001.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2001.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
 Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees 17
                                                                                                 portfolios in fund complex)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
------------------------------------------------------------------------------------------------------------------------------


38  Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

Fund Officers

--------------------------------------------------------------------------
                             Position Held         Length of Service
 Name and Age                with the Fund         and Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2001. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------



Fund Officers
---------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
 Name and Age                 Principal Occupation During Past Five Years                        Held by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008             None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of Pioneer
                             from July 2002 to December 2007
---------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
---------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------

               Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08
39

--------------------------------------------------------------------------------
                              Position Held              Length of Service
 Name and Age                 with the Fund              and Term of Office
--------------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
 Name and Age                  Principal Occupation During Past Five Years                       Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Fund Administration Manager - Fund Accounting, Administration      None
                              and Controllership Services since June 2003 and Assistant
                              Treasurer of all of the Pioneer Funds since September 2003;
                              Assistant Vice President - Mutual Fund Operations of State Street
                              Corporation from June 2002 to June 2003 (formerly Deutsche
                              Bank Asset Management)
-----------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and        None
                              of all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments
                              (February 2005 to July 2005); Independent Consultant
                              (July 1997 to February 2005)
-----------------------------------------------------------------------------------------------------------------------



40  Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

                           This page for your notes.

          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    41

                           This page for your notes.

42    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

                           This page for your notes.

          Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08    43

                           This page for your notes.

44    Pioneer Protected Principal Plus Fund | Annual Report | 12/31/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------











                  Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
                  Annual Report | December 31, 2008
--------------------------------------------------------------------------------

                  Ticker Symbols:
                  Class A   PPFAX
                  Class B   PPFBX
                  Class C   PPFCX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               16
Schedule of Investments                                                       18
Financial Statements                                                          19
Notes to Financial Statements                                                 26
Report of Independent Registered Public Accounting Firm                       34
Trustees, Officers and Service Providers                                      36


        Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    3

Portfolio Management Discussion | 12/31/08

In the following interview, Walter Hunnewell, Jr., portfolio manager and a member of the equity portfolio management team, and Richard Schlanger, the debt securities portfolio manager, discuss the strategy and factors that influenced the Fund's performance during the 12-month period ended December 31, 2008.

Q  How did the Fund perform over the 12-month period ended December 31, 2008?

A For the 12 months ended December 31, 2008, the Pioneer Protected Principal Plus Fund II's Class A shares had a total return of 4.82% at net asset value, outperforming the -36.99% return over the same period for the Standard & Poor's 500 Index (the S&P 500), the Fund's equity benchmark, and underperforming the 5.08% return of the Barclays Capital Intermediate Government/ Credit Bond Index, the Fund's fixed-income benchmark. The Fund outperformed the -17.21% average return of the 431 funds in Lipper Analytical Services' Mixed-Asset Target Allocation Conservative Funds category.

Q What was the investment environment like during the 12-month period ended December 31, 2008?

A It was a very difficult investment environment, as the subprime mortgage crisis, which began in 2007, led to a series of events that resulted in a loss of confidence in both the equity and fixed-income markets. When homeowners holding subprime mortgages began to default on their loans early in the period, investors in mortgage securities that were backed by the loans were forced to mark down the value of their assets. The problems in the subprime mortgage sector led to a seizing up of credit, a near collapse of the banking system and intervention by the U.S. government.

   Some of the biggest holders of mortgage-backed securities were global commercial banks and investment banks such as Bear Stearns, which the government guided into a merger with JP Morgan Chase, and Lehman Brothers, which went into bankruptcy. In addition, the Federal Housing Finance Agency took control of Fannie Mae and Freddie Mac by placing the two government-sponsored enterprises into conservatorship. Together, Fannie Mae and Freddie Mac own or guarantee about half of the country's $12 trillion in mortgages.

   In this environment, investors rapidly sold off securities with even the slightest amount of risk. The selloff established very low market prices for the securities; and because of mark-to-market accounting (an accounting practice that estimates the value of securities based on market price, rather


4    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08
   than on their intrinsic value), prices declined significantly, which caused the capital bases of investment firms and banks to fall. Even money market funds saw their assets decline. In the equity markets, stocks lost substantial value across the board, and the S&P 500 Index posted its third-biggest decline in history for the 12 months ended December 31, 2008. In the fixed-income markets, investors rejected virtually all counterparty risk (the risk that borrowers would default on their obligations) and fled to the safety of short-term U.S. Treasury securities -- a trend that had begun in the summer of 2007 when the significance of the subprime mortgage problem became known. As a result, the yield on the three-month Treasury bill declined nearly to zero as Treasury prices soared.

Q  How did the decline in Treasury yields affect the Fund?

A Because of the significant decline in yields on U.S. Treasury securities over the past 18 months, in July 2008 the Fund was required to move all of its assets into a defeasance portfolio until the Guarantee Period ends on June 4, 2010. This means that the Fund's assets were invested strictly in zero- coupon U.S. government securities and cash or cash equivalents without any allocation to equity securities. The Fund is required to invest in a defeasance portfolio under the terms of a financial warranty arrangement with Ambac Assurance Corporation. The financial warranty arrangement with Ambac supports the Fund's ability to provide the Guaranteed Amount that is equal to your net investment plus a minimum cumulative return of 14.00% for Class A Shares and 8.75% for Class B and Class C shares (not including the effect of sales charges), provided you remain invested for the seven-year period and reinvest all dividends and distributions.

   From the beginning of the Guarantee Period in May 2003 to July 2008, the Fund's assets were allocated between fixed-income securities and shares of Pioneer Fund and Pioneer Equity Income Fund in accordance with a prescribed asset allocation methodology based on a number of factors, including the prevailing interest-rate environment and stock market volatility. The key factor in determining the extent to which the Fund could invest in equity funds was the prevailing level of interest rates. When interest rates declined, a greater allocation to fixed-income securities was required to help ensure that the Fund has sufficient assets at the end of the Guarantee Period to provide each investor with the Guaranteed Amount.

   The move to a defeasance portfolio is permanent until the end of the Guarantee Period on June 4, 2010*. The Fund's assets will remain in zero-coupon U.S. government securities and cash or cash equivalents; and should there be a recovery in the equity markets, the Fund will not participate in it. This may represent a loss of opportunity, or opportunity cost, compared to a fund that is invested in equity securities. The Fund will not be able to invest


        Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    5
   in equity securities until June 4, 2010, even if interest rates rise or the equity markets improve.

   Pioneer will limit the ordinary operating expenses for the defeasance portfolio, on an annual basis, to 0.12% for Class A shares and 0.87% for Class B and Class C shares.

*Update for Shareowners:
In February 2009, the Board of Trustees of Pioneer Protected Principal Plus Fund II authorized the liquidation of the Fund, effective on or about April 3, 2009 (the "Liquidation Date"). The Fund's Guarantee Period was to have expired on June 4, 2010.

The Fund's determination to liquidate was prompted by the following:

o The decline in credit ratings of Ambac Assurance Corporation ("Ambac"), which issued the insurance policy in support of the Fund's undertaking to provide the guaranteed amount, thus providing the Fund with the contractual right to terminate the Financial Guarantee Agreement with Ambac prior to the Fund's scheduled maturity date of June 4, 2010. The Fund has terminated the arrangement with Ambac.

o Given the nature of the Fund's holdings, predominantly zero coupon Treasury securities (without any allocation to equity securities), and the recent appreciation of these securities, it is expected that the Fund's assets are sufficient to satisfy the guaranteed amount to shareowners prior to the original maturity date.

At its inception in June 2003, the Fund undertook to provide a guaranteed amount to each investor equal to the investor's net investment (after initial front-end sales charges, if any) plus a stated, cumulative return over the Fund's 7-year Guarantee Period as follows: (i) Class A Shares: 14%; (ii) Class B Shares: 8.75%; and (iii) Class C Shares: 8.75%. These amounts assume the reinvestment of dividends and other distributions (i.e., distributions during the period are counted toward the guaranteed amounts).

As an additional means of ensuring that the Fund would be able to provide the guaranteed amounts at maturity, Ambac was engaged to provide an insurance policy in support of the Fund's undertaking to provide the guaranteed amount to shareowners. Because the Fund has terminated the Financial Guarantee Agreement with Ambac, Ambac has been released from all liability under the insurance policy.

As communicated to shareholders in July 2008, due largely to the significant declines in yields on Treasury securities over a prolonged period, the Fund's assets were invested strictly in zero coupon Treasury securities and cash without any allocation to equity securities (a so-called "defeasance portfolio"). The


6    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08
defeasance portfolio functioned as a means of ensuring that the Fund had sufficient assets at maturity to provide the guaranteed amount. Since the Fund's assets were invested irreversibly in the defeasance portfolio until the end of the Guarantee Period, the Fund no longer had the prospect of participating in the performance of the equity markets. In other words, the Fund's principal investment operations consisted of holding the zero coupon securities to maturity. Due to the recent appreciation in the value of these securities, continued operation of the Fund no longer was warranted.

Shareowner Guidelines
Any shares of the Fund outstanding on the Liquidation Date will be redeemed automatically as of the close of business on the Liquidation Date. Any liquidating distribution due to the Fund's shareowners will be distributed by the mailing of a check to each such person at such person's address of record. The liquidation of the Fund may result in income tax liabilities for the Fund's shareowners. The automatic redemption of the Fund's shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes.

If a shareowner holds Fund shares through an individual retirement account and receives a check representing an investment in the Fund, it will be treated as a distribution from an individual retirement account. A shareowner may be eligible to roll over his or her distribution, within 60 days after it is received, into another individual retirement account. However, rollovers are subject to certain limitations, including those related to frequency.

Shareowners should consult with a tax adviser.







Please refer to the Schedule of Investments on page 18 for a full listing of Fund securities.

The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven-year guarantee period will reduce their guaranteed amount. Due to an insurance policy fee, the Fund's expenses are higher than those of most other mutual funds.

Past performance is not a guarantee of future results, and there is no guarantee that the market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


        Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    7

Portfolio Summary | 12/31/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Obligations                                                100%


Bond Characteristics
--------------------------------------------------------------------------------

Average Quality                                                             AAA
Average Life                                                           1.37 yrs
Effective Duration                                                     1.37 yrs
1 to 3 Year Maturities                                                 100.0%

Holdings
--------------------------------------------------------------------------------

1.  U.S. Treasury Strip, Zero Coupon Bond, 5/15/10                     100.0%


8    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Prices and Distributions | 12/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class         12/31/08           12/31/07
       A           $ 10.45            $ 10.22
---------------------------------------------
       B           $ 10.44            $ 10.21
---------------------------------------------
       C           $ 10.48            $ 10.26
---------------------------------------------

Distributions per Share: 1/1/08-12/31/08
--------------------------------------------------------------------------------

                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
       A            $ 0.2626           $ --              $ --
------------        --------           ----------        ---------
       B            $ 0.1729           $ --              $ --
------------        --------           ----------        ---------
       C            $ 0.1870           $ --              $ --
------------        --------           ----------        ---------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


        Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    9

Performance Update | 12/31/08                          Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II at public offering price, compared to that of the Standard & Poor's 500 Index and Barclays Capital Intermediate Government/Credit Bond Index.

                   Average Annual Total Returns
                    (As of December 31, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 Life-of-Class
 (3/3/03)                           2.47%           1.44%
 5 Years                            3.53            2.31
 1 Year                             4.82           -1.17
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------------
                                    2.32%           2.02%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                        Barclays Capital
               Pioneer                  Intermediate
               Protected Principal      Government/Credit
               Plus Fund II             Bond Index             S&P 500 Index

3/03                  9,425                 10,000                 10,000
12/03                 9,138                 10,135                 13,285
12/04                 9,441                 10,371                 14,730
12/05                 9,425                 10,546                 15,453
12/06                 9,814                 10,952                 17,891
12/07                10,367                 11,879                 18,873
12/08                10,867                 13,118                 11,892



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal is not compatible with obtaining the same level of returns that could be achieved with an allocation to equity securities. Your investment is subject to market risk after the


10    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the Guaranteed Amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class A Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    11

Performance Update | 12/31/08                          Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and Barclays Capital Intermediate Government/Credit Bond Index.

                 Average Annual Total Returns
                   (As of December 31, 2008)
---------------------------------------------------------------
                                      If           If
Period                                Held         Redeemed
---------------------------------------------------------------
 Life-of-Class
 (3/3/03)                             1.69%         1.69%
 5 Years                              2.73          2.73
 1 Year                               3.95         -0.05
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
---------------------------------------------------------------
                                      Gross         Net
---------------------------------------------------------------
                                      3.11%         2.81%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                        Barclays Capital
               Pioneer                  Intermediate
               Protected Principal      Government/Credit
               Plus Fund II             Bond Index             S&P 500 Index

3/03                 10,000                 10,000                 10,000
12/03                 9,640                 10,135                 13,285
12/04                 9,892                 10,371                 14,730
12/05                 9,785                 10,546                 15,453
12/06                10,121                 10,952                 17,891
12/07                10,610                 11,879                 18,873
12/08                11,029                 13,118                 11,892


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.


12    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal is not compatible with obtaining the same level of returns that could be achieved with an allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the Guaranteed Amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class B shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    13

Performance Update | 12/31/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and Barclays Capital Intermediate Government/Credit Bond Index.

                Average Annual Total Returns
                 (As of December 31, 2008)
------------------------------------------------------------
                                      If           If
Period                                Held         Redeemed
------------------------------------------------------------
 Life-of-Class
 (3/3/03)                             1.77%        1.77%
 5 Years                              2.79         2.79
 1 Year                               3.97         3.97
------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
------------------------------------------------------------
                                      Gross        Net
------------------------------------------------------------
                                      3.01%        2.71%
------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                        Barclays Capital
               Pioneer                  Intermediate
               Protected Principal      Government/Credit
               Plus Fund II             Bond Index             S&P 500 Index

3/03                 10,000                 10,000                 10,000
12/03                 9,650                 10,135                 13,285
12/04                 9,907                 10,371                 14,730
12/05                 9,813                 10,546                 15,453
12/06                10,153                 10,952                 17,891
12/07                10,652                 11,879                 18,873
12/08                11,075                 13,118                 11,892

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal is not compatible with obtaining the same level of returns that


14    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08
could be achieved with an allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the Guaranteed Amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class C Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on actual returns from July 1, 2008 through December 31, 2008.

 Share Class                  A                B                C
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------
 Ending Account          $ 1,041.12       $ 1,037.43       $ 1,037.62
 Value on 12/31/08
---------------------------------------------------------------------
 Expenses Paid           $     5.59       $     9.73       $     9.22
 During Period*
---------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.09%, 1.90% and 1.80%, for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


16    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2008 through December 31, 2008.

 Share Class                  A                B                C
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------
 Ending Account          $ 1,019.66       $ 1,015.58       $ 1,016.09
 Value on 12/31/08
---------------------------------------------------------------------
 Expenses Paid           $     5.53       $     9.63       $     9.12
 During Period*
---------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.09%, 1.90% and 1.80%, for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    17

Schedule of Investments | 12/31/08

                 S&P/Moody's
Principal        Ratings
Amount           (unaudited)                                                       Value
                               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.8%
$40,610,000      AAA/Aaa       U.S. Treasury Strip, 0.0%, 5/15/10                  $40,420,583
                                                                                   -----------
                                                                                   $40,420,583
----------------------------------------------------------------------------------------------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                               (Cost $38,661,028)                                  $40,420,583
----------------------------------------------------------------------------------------------
                               TOTAL INVESTMENT IN SECURITIES -- 99.8%
                               (Cost $38,661,028) (a)                              $40,420,583
----------------------------------------------------------------------------------------------
                               OTHER ASSETS AND LIABILITIES -- 0.2%                $    88,832
----------------------------------------------------------------------------------------------
                               TOTAL NET ASSETS -- 100.0%                          $40,509,415
==============================================================================================

(a) At December 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $38,964,143 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 1,759,555
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                      --
                                                                                   -----------
       Net unrealized gain                                                         $ 1,759,555
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2008 aggregated $23,248,141 and $31,097,549, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 -- quoted prices in active markets for identical securities
Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:



                                                                                   Investments
 Valuation Inputs                                                                  in Securities
 Level 1 -- Quoted Prices                                                          $        --
 Level 2 -- Other Significant Observable Inputs                                     40,420,583
 Level 3 -- Significant Unobservable Inputs                                                 --
----------------------------------------------------------------------------------------------
 Total                                                                             $40,420,583
==============================================================================================

The accompanying notes are an integral part of these financial statements.


18    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Statement of Assets and Liabilities | 12/31/08

ASSETS:
  Investment in securities
   (cost $38,661,028)                                    $40,420,583
  Cash                                                        48,002
  Receivables --
   Due from Pioneer Investment Management, Inc.              146,174
---------------------------------------------------------------------
     Total assets                                        $40,614,759
---------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                               $    38,777
  Due to affiliates                                            6,507
  Accrued expenses                                            60,060
---------------------------------------------------------------------
     Total liabilities                                   $   105,344
---------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                        $41,207,292
  Accumulated net realized loss on investments            (2,457,432)
  Net unrealized gain on investments                       1,759,555
---------------------------------------------------------------------
     Total net assets                                    $40,509,415
=====================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $13,271,296/1,270,045 shares)        $     10.45
  Class B (based on $21,650,820/2,073,993 shares)        $     10.44
  Class C (based on $5,587,299/532,944 shares)           $     10.48
MAXIMUM OFFERING PRICE:
  Class A ($10.45 [divided by] 94.25%)                   $     11.09
=====================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    19

Statement of Operations

For the Year Ended 12/31/08

INVESTMENT INCOME:
  Dividends                                                   $   18,356
  Interest                                                     1,437,544
-----------------------------------------------------------------------------------------
     Total investment income                                                   $1,455,900
-----------------------------------------------------------------------------------------
EXPENSES:
  Financial Warranty Fee                                       $ 236,080
  Management fees                                                211,294
  Transfer agent fees
   Class A                                                        23,119
   Class B                                                        29,130
   Class C                                                         4,985
  Distribution fees
   Class A                                                        34,078
   Class B                                                       234,742
   Class C                                                        57,193
  Shareholder communications expense                              38,769
  Administrative fees                                             12,933
  Custodian fees                                                  17,798
  Professional fees                                               43,826
  Printing expense                                                20,714
  Fees and expenses of nonaffiliated trustees                      6,296
  Miscellaneous                                                    7,550
-----------------------------------------------------------------------------------------
     Total expenses                                                            $  978,507
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                       (277,488)
     Less fees paid indirectly                                                     (1,407)
-----------------------------------------------------------------------------------------
     Net expenses                                                              $  699,612
-----------------------------------------------------------------------------------------
       Net investment income                                                   $  756,288
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                             $ (120,257)
  Change in net unrealized gain on investments                                  1,114,010
-----------------------------------------------------------------------------------------
  Net gain on investments                                                      $  993,753
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                         $1,750,041
=========================================================================================

The accompanying notes are an integral part of these financial statements.


20    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Statement of Changes in Net Assets

For the Years Ended 12/31/08 and 12/31/07, respectively

                                                            Year Ended         Year Ended
                                                            12/31/08           12/31/07
FROM OPERATIONS:
Net investment income                                       $   756,288        $    662,995
Net realized gain (loss) on investments                        (120,257)            751,528
Change in net unrealized gain on investments                  1,114,010           1,080,449
-------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 1,750,041        $  2,494,972
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.26 and $0.21 per share, respectively)        $  (326,225)       $   (289,069)
   Class B ($0.17 and $0.11 per share, respectively)           (352,373)           (282,933)
   Class C ($0.19 and $0.13 per share, respectively)            (98,390)            (74,628)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $  (776,988)       $   (646,630)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Reinvestment of distributions                               $   736,424        $    701,119
Cost of shares repurchased                                   (7,020,037)        (14,341,953)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                $(6,283,613)       $(13,640,834)
-------------------------------------------------------------------------------------------
   Net decrease in net assets                               $(5,310,560)       $(11,792,492)
NET ASSETS:
Beginning of year                                            45,819,975          57,612,467
-------------------------------------------------------------------------------------------
End of year                                                 $40,509,415        $ 45,819,975
===========================================================================================
Undistributed net investment income                         $        --        $     16,365
===========================================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    21

                                     '08 Shares      '08 Amount         '07 Shares     '07 Amount
Class A
Reinvestment of distributions          28,546        $    297,737          31,302      $   317,796
Less shares repurchased              (186,567)         (1,947,136)       (430,997)      (4,349,818)
--------------------------------------------------------------------------------------------------
   Net decrease                      (158,021)       $ (1,649,399)       (399,695)     $(4,032,022)
==================================================================================================
Class B
Reinvestment of distributions          32,860        $    342,398          29,154      $   296,350
Less shares repurchased              (420,521)         (4,352,690)       (785,399)      (7,880,784)
--------------------------------------------------------------------------------------------------
   Net decrease                      (387,661)       $ (4,010,292)       (756,245)     $(7,584,434)
==================================================================================================
Class C
Reinvestment of distributions           9,196        $     96,289           8,536      $    86,973
Less shares repurchased               (69,342)           (720,211)       (209,964)      (2,111,351)
--------------------------------------------------------------------------------------------------
   Net decrease                       (60,146)       $   (623,922)       (201,428)     $(2,024,378)
==================================================================================================



The accompanying notes are an integral part of these financial statements.
22    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Financial Highlights

The accompanying notes are an integral part of these financial statements.
                                                                        Year Ended     Year Ended
                                                                        12/31/08       12/31/07
Class A
Net asset value, beginning of period                                    $ 10.22        $  9.87
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.26        $  0.21
 Net realized and unrealized gain (loss) on investments                    0.23           0.35
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  0.49        $  0.56
Distributions to shareowners:
 Net investment income                                                    (0.26)         (0.21)
 Net realized gain                                                           --             --
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.23        $  0.35
----------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 10.45        $ 10.22
==============================================================================================
Total return*                                                              4.82%          5.63%
Ratio of net expenses to average net assets+                               1.10%          1.70%
Ratio of net investment income to average net assets+                      2.28%          1.84%
Portfolio turnover rate                                                      54%            82%
Net assets, end of period (in thousands)                                $13,271        $14,603
Ratios with no waiver of management fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                              1.74%          2.18%
 Net investment income                                                     1.64%          1.36%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                              1.09%          1.69%
 Net investment income                                                     2.29%          1.85%
==============================================================================================

                                                                        Year Ended     Year Ended     Year Ended
                                                                        12/31/06       12/31/05       12/31/04
Class A
Net asset value, beginning of period                                    $  9.67        $  9.89        $  9.68
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.20        $  0.15        $  0.11
 Net realized and unrealized gain (loss) on investments                    0.20          (0.17)          0.21
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  0.40        $ (0.02)       $  0.32
Distributions to shareowners:
 Net investment income                                                    (0.20)         (0.15)         (0.11)
 Net realized gain                                                           --          (0.05)            --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.20        $ (0.22)       $  0.21
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  9.87        $  9.67        $  9.89
=============================================================================================================
Total return*                                                              4.13%         (0.17)%         3.32%
Ratio of net expenses to average net assets+                               1.80%          1.94%          1.86%
Ratio of net investment income to average net assets+                      1.70%          1.33%          0.99%
Portfolio turnover rate                                                      28%           117%            44%
Net assets, end of period (in thousands)                                $18,047        $24,960        $35,190
Ratios with no waiver of management fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                              1.80%          2.09%            --%
 Net investment income                                                     1.70%          1.18%            --%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                              1.80%          1.94%          1.86%
 Net investment income                                                     1.71%          1.33%          0.99%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


         Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08  23

                                                                        Year Ended     Year Ended
                                                                        12/31/08       12/31/07
Class B
Net asset value, beginning of period                                    $ 10.21        $  9.85
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.17        $  0.12
 Net realized and unrealized gain (loss) on investments                    0.23           0.35
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  0.40        $  0.47
Distributions to shareowners:
 Net investment income                                                    (0.17)         (0.11)
 Net realized gain                                                           --             --
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.23        $  0.36
----------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 10.44        $ 10.21
==============================================================================================
Total return*                                                              3.95%          4.83%
Ratio of net expenses to average net assets+                               1.90%          2.49%
Ratio of net investment income to average net assets+                      1.48%          1.04%
Portfolio turnover rate                                                      54%            82%
Net assets, end of period (in thousands)                                $21,651        $25,133
Ratios with no waiver of management fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                              2.54%          2.97%
 Net investment income                                                     0.84%          0.56%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                              1.90%          2.49%
 Net investment income                                                     1.48%          1.04%
==============================================================================================

                                                                        Year Ended     Year Ended     Year Ended
                                                                        12/31/06       12/31/05       12/31/04
Class B
Net asset value, beginning of period                                    $  9.64        $  9.86        $  9.64
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.11        $  0.06        $  0.02
 Net realized and unrealized gain (loss) on investments                    0.22          (0.17)          0.23
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  0.33        $ (0.11)       $  0.25
Distributions to shareowners:
 Net investment income                                                    (0.12)         (0.06)         (0.03)
 Net realized gain                                                           --          (0.05)            --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.21        $ (0.22)       $  0.22
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  9.85        $  9.64        $  9.86
=============================================================================================================
Total return*                                                              3.43%         (1.07)%         2.61%
Ratio of net expenses to average net assets+                               2.55%          2.75%          2.63%
Ratio of net investment income to average net assets+                      0.95%          0.54%          0.21%
Portfolio turnover rate                                                      28%           117%            44%
Net assets, end of period (in thousands)                                $31,700        $41,675        $55,714
Ratios with no waiver of management fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                              2.55%          2.90%            --%
 Net investment income                                                     0.95%          0.38%            --%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                              2.55%          2.75%          2.63%
 Net investment income                                                     0.96%          0.54%          0.21%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


24  Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

                                                                        Year Ended     Year Ended
                                                                        12/31/08       12/31/07
Class C
Net asset value, beginning of period                                    $  10.26       $  9.90
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $   0.17       $  0.13
 Net realized and unrealized gain on investments                            0.24          0.36
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   0.41       $  0.49
Distributions to shareowners:
 Net investment income                                                     (0.19)        (0.13)
 Net realized gain                                                            --            --
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   0.22       $  0.36
----------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  10.48       $ 10.26
==============================================================================================
Total return*                                                               3.97%         4.91%
Ratio of net expenses to average net assets+                                1.80%         2.40%
Ratio of net investment income to average net assets+                       1.58%         1.13%
Portfolio turnover rate                                                       54%           82%
Net assets, end of period (in thousands)                                $  5,587       $ 6,084
Ratios with no waiver of management fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               2.45%         2.87%
 Net investment income                                                      0.93%         0.66%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                               1.80%         2.40%
 Net investment income                                                      1.58%         1.13%
==============================================================================================



                                                                        Year Ended     Year Ended     Year Ended
                                                                        12/31/06       12/31/05       12/31/04
Class C
Net asset value, beginning of period                                    $  9.68        $  9.89        $  9.65
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $  0.12        $  0.07        $  0.04
 Net realized and unrealized gain on investments                           0.22          (0.17)          0.22
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  0.34        $ (0.10)       $  0.26
Distributions to shareowners:
 Net investment income                                                    (0.12)         (0.06)         (0.02)
 Net realized gain                                                           --          (0.05)            --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.22        $ (0.21)       $  0.24
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  9.90        $  9.68        $  9.89
=============================================================================================================
Total return*                                                              3.47%         (0.95)%         2.66%
Ratio of net expenses to average net assets+                               2.50%          2.66%          2.55%
Ratio of net investment income to average net assets+                      0.99%          0.61%          0.28%
Portfolio turnover rate                                                      28%           117%            44%
Net assets, end of period (in thousands)                                $ 7,865        $11,876        $19,089
Ratios with no waiver of management fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                              2.50%          2.81%            --%
 Net investment income                                                     0.99%          0.45%            --%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                              2.50%          2.66%          2.55%
 Net investment income                                                     1.00%          0.61%          0.28%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


         Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08  25

Notes to Financial Statements | 12/31/08

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund II (the Fund), is a diversified portfolio of Pioneer Protected Principal Trust which was organized as a Delaware statutory trust on October 2, 2001, and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on May 30, 2003), a Guarantee Period (from June 13, 2003 to June 4, 2010 (the "Maturity Date")), and a Post-Guarantee Period, which begins on or about June 5, 2010. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum cumulative increase on such amount (14.00% on Class A Shares and 8.75% on Class B and C Shares), less any extraordinary expenses. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.


26    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors.

The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to these documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2008, there were no securities that were valued using fair value methods. Temporary cash investments are valued at amortized cost, which approximates market value.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    27

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/amortized into interest income for financial purposes. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2008, the Fund had a net capital loss carry forward of $2,154,317, of which the following amounts will expire in 2013 and 2016 if not utilized: $1,871,350 in 2013 and $282,967 in 2016.

   At December 31, 2008, the Fund has reclassified $5,522 to decrease paid in capital, $4,335 to increase undistributed net investment income and $1,187 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.


28    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

   The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                                          2008            2007
   Distributions paid from:
   Ordinary income                                    $776,988         $646,630
-------------------------------------------------------------------------------
      Total                                           $776,988         $646,630
===============================================================================

  The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008.

                                                                           2008
   Distributable earnings:
   Capital loss carryforward                                       $ (2,154,317)
   Unrealized appreciation                                            1,456,440
-------------------------------------------------------------------------------
      Total                                                        $   (697,877)
===============================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Under the terms of the Financial Guarantee Agreement (see Note 3), the Fund has been required to invest all of its assets in a defeasance portfolio consisting entirely of zero coupon U.S. government


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    29
securities and cash, without any allocation to equity securities. The Fund will invest in a defeasance portfolio through the end of the Guarantee Period. Since all of the Fund's assets are irreversibly invested in zero coupon U.S. government securities and cash until the end of the Guarantee Period, the Fund will not participate in the performance of the equity markets during that time.


As a consequence of the Fund having been required to invest solely in a defeasance portfolio until Maturity Date, PIM's management fee has been reduced to 0.20% of average daily net assets. In addition, PIM has agreed to limit the Fund's ordinary operating expenses, on an annual basis, to 0.12% for Class A shares, 0.87% for Class B shares and 0.87% for Class C shares. The Fund's effective ordinary operating expense rates for the year ended December 31, 2008 are 1.09% for Class A shares, 1.90% for Class B shares, and 1.80% for Class C shares.

Prior to August 1, 2006, the Fund paid PIM an annual management fee of 0.70% of the Fund's average daily net assets. From August 1, 2006, until the Fund was required to invest in a defeasance portfolio, PIM contractually agreed to limit its management fee during the Guarantee Period to 0.40% of the Fund's average net assets. The Fund's effective management fee for the year ended December 31, 2008 was 0.19% of the Fund's average net assets. PIM had contractually agreed until the Maturity Date to limit the Fund's ordinary operating expenses to 2.05%, 2.80% and 2.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. PIM also had contractually agreed to waive its management fee by the amount of any management fees received indirectly as a result of the Fund's investment in another Pioneer mutual fund. In addition, PIM had agreed to reduce its management fee from 0.70% to 0.65% during periods when the Fund held investments in an affiliated fund.

Under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $37 in management fees, administrative costs and certain other fees payable to PIM at December 31, 2008.

3. Financial Guarantee Agreement

The Fund has obtained an insurance policy from and has entered into a Financial Guarantee Agreement with Ambac Assurance Corporation (together, the "Financial Guarantee"), to protect against the Fund having insufficient assets to meet its undertaking to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Guarantee, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Guarantee, which will enable the Fund, assuming that Ambac Assurance Corporation does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in


30    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Note 1. Ambac Assurance Corporation will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date, whether or not shareowners redeem their shares on the Maturity Date. If the Fund fails to comply with certain covenants in the Financial Guarantee Agreement, the Fund may be required to invest all of its assets in a defeasance portfolio as described in Note 2. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Guarantee at any time without shareowner approval, subject to the agreement of Ambac Assurance Corporation. The Fund pays Ambac Assurance Corporation an annual fee equal of 0.80% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Guarantee. As a consequence of the Fund having been required to invest solely in a defeasance portfolio until Maturity Date, this fee has been reduced to 0.45% of average daily net assets. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report and annual report of Ambac Financial Group, Inc. of which Ambac Assurance Corporation is a wholly-owned subsidiary. As of December 31, 2008, Ambac Assurance Corporation was rated Baa1 by Moody's Investors Service, Inc. (unaudited) and A by Standard & Poor's (unaudited).

4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates.

In addition, The Fund paid out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the year ended December 31, 2008, out-of-pocket expenses were as follows:

   Shareholder Communications:
   Class A                                                               $ 7,805
   Class B                                                                29,071
   Class C                                                                 1,893
--------------------------------------------------------------------------------
  Total                                                                  $38,769
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,634 in transfer agent fees and shareholder communication expense payable to PIMSS at December 31, 2008.

5. Distribution Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    31
daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $836 in distribution fees payable to PFD at December 31, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD, the principal underwriter of the Fund and a wholly owned indirect subsidiary of UniCredit. For the year ended December 31, 2008, CDSCs in the amount of $45,193 were paid to PFD.

6. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended December 31, 2008, the Fund's expenses were reduced by $1,407 under such arrangements.

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

8. Subsequent Event

On February 9, 2009, the Trustees of the Fund authorized the liquidation of the Fund. It is anticipated that the Fund will be liquidated on or about April 3, 2009, which is prior to the termination of the Fund's Guarantee Period on June 4, 2010.

The Trustees have authorized the liquidation of the Fund at this time because the proceeds of the sale of the assets in the defeasance portfolio are expected to be sufficient to satisfy the Fund's payment undertaking with respect to the


32    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Guaranteed Amount. Prior to the Fund's liquidation, the Fund's assets will be invested in Treasury securities and other high quality, short-term investments.


In connection with the Fund's liquidation, the Fund has terminated the guarantee arrangement with Ambac Assurance Corporation ("Ambac"). The Fund had entered into a Financial Guarantee Agreement with Ambac pursuant to which Ambac issued a financial guarantee insurance policy (the "Policy") that further supported the Fund's undertaking to provide the Guaranteed Amounts to shareholders. The rating of the financial strength and claims paying ability of Ambac has been downgraded to Baa1 by Moody's (unaudited) and A by Standard & Poor's (unaudited). Under the Financial Guarantee Agreement, the Fund has the ability to terminate the Agreement at any time based on Ambac's current ratings. Accordingly, the Fund has terminated the Financial Guarantee Agreement and released Ambac from all liability under the Policy.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Protected Principal Trust and
the Shareowners of Pioneer Protected Principal Plus Fund II:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Protected Principal Plus Fund II, one of the portfolios constituting the Pioneer Protected Principal Trust (the "Trust"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 8 of the financial statements, on February 9, 2009, the Trust's Board of Trustees approved a plan of liquidation and termination.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Protected Principal Plus Fund II of the Pioneer Protected Principal Trust at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 24, 2009


34    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

ADDITIONAL INFORMATION (unaudited)

The percentage of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income was 98.96%.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    35

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


36    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

Interested Trustees

                            Position Held            Length of Service
Name and Age                With the Fund            and Term of Office
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 2001.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset              None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman and a Director
                            of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative
                            Investment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale
                            and Dorr LLP
---------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Director of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
---------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


         Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08  37

Independent Trustees

                     Position Held    Length of Service
Name and Age         With the Fund    and Term of Office
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 2001.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------



Independent Trustees
                                                                                           Other Directorships
 Name and Age         Principal Occupation During Past Five Years                         Held by this Trustee
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice President      housing finance company);
                     and Chief Financial Officer, Pedestal Inc. (internet-based           and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott
                     advisory firm)                                                       International, Inc.; Director
                                                                                          of Discover Financial Services
                                                                                          (credit card issuer and
                                                                                          electronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech
                                                                                          International Corporation
                                                                                          (national security, defense,
                                                                                          and intelligence technology
                                                                                          firm); and Member, Board of
                                                                                          Governors, Investment Company
                                                                                          Institute
-------------------------------------------------------------------------------------------------------------------------

38  Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 2001.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 2001.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2001.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------

                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
Benjamin M. Friedman (64)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
-----------------------------------------------------------------------------------------------------------------------------------


         Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08  39

Fund Officers

                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2001. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------

                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President - Fund Accounting, Administration and                None
                             Controllership Services of Pioneer; and Treasurer of all of the
                             Pioneer Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------


40  Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

                              Position Held              Length of Service
Name and Age                  with the Fund              and Term of Office
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------


                                                                                               Other Directorships
Name and Age                  Principal Occupation During Past Five Years                      Held by this Officer
Katherine Kim Sullivan (35)   Fund Administration Manager - Fund Accounting, Administration    None
                              and Controllership Services since June 2003 and Assistant
                              Treasurer of all of the Pioneer Funds since September 2003;
                              Assistant Vice President - Mutual Fund Operations of State
                              Street Corporation from June 2002 to June 2003 (formerly
                              Deutsche Bank Asset Management)
---------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
---------------------------------------------------------------------------------------------------------------------


         Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08  41

                           This page for your notes.


42    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

                           This page for your notes.


       Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08    43

                           This page for your notes.


44    Pioneer Protected Principal Plus Fund II | Annual Report | 12/31/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com




This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust's two portfolios, including fees associated with the routing filing of its Form
N-1A, totaled approximately $59,800 in 2008 and $55,250 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Trust during the fiscal years ended December 31, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $16,580 in 2008 and $15,640 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Trust during the fiscal years ended December 31, 2008 and 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust.

For the years ended December 31, 2008 and 2007, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $16,580 in 2008 and $15,640 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.